Commitments and Contingencies (Details Textual) € in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Commitments and Contingencies (Textual)
Aggregate proceeds from participation in governmental R&D grant program	$ 2,611
Royalty payment rate	3.50%
Percent of grants received paid for by royalties	100.00%
Commitment for royalties payable	$ 2,123
Lease expiration date	Dec. 31, 2021
Facilities rent expense	$ 801	$ 731
Motor vehicle [Member]
Commitments and Contingencies (Textual)
Lease expiration date	Dec. 31, 2019
Former Shareholders [Member]
Commitments and Contingencies (Textual)
Former Shareholder claim for escrow | €			€ 740	€ 740
Former Shareholder claim for earn-out | €			2,155	2,155
Cyren claim for earn-out | €			€ 2,248	€ 2,248
Royalties due to OCS [Member]
Commitments and Contingencies (Textual)
Cost of revenue	$ 113	$ 90